INCOME TAXES - Movement of the valuation allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Movement of allowances
Beginning of the year	$ 76,522
End of the year	70,627	$ 76,522
Allowance
Movement of allowances
Beginning of the year	76,522	65,399	$ 71,469
Additions (Reversals)	(6,156)	11,051	(5,361)
Foreign exchange effect	261	72	(709)
End of the year	$ 70,627	$ 76,522	$ 65,399